Employee Benefit Plans (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013
Pension benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 107.3
2015	111.4
2016	114.9
2017	119.6
2018	122.0
2019-2023	648.2
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	6.5
2015	6.5
2016	6.5
2017	6.5
2018	6.4
2019-2023	$ 31.2